Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 113,148	$ 116,150
Accounts receivable, net of allowance of $23,431 (December 31, 2015 - $20,738)	311,020	298,466
Unbilled revenues	36,588	19,907
Income tax recoverable	8,482	13,985
Prepaid expenses and other current assets	37,084	31,864
Deferred income tax, net (note 16) (Current assets)	18,314	15,607
	524,636	495,979
Other receivables	10,203	3,922
Other assets (note 7)	38,657	19,287
Fixed assets (note 8)	65,274	62,553
Deferred income tax, net (note 16) (Non-current assets)	68,446	84,038
Intangible assets (note 9)	139,557	120,962
Goodwill (note 10)	348,006	305,680
	670,143	596,442
	1,194,779	1,092,421
Current liabilities
Accounts payable	83,617	77,464
Accrued liabilities (note 11)	399,759	377,779
Income tax payable	15,940	14,388
Unearned revenues	4,066	4,607
Long-term debt - current (note 12)	1,961	3,200
Contingent acquisition consideration - current (note 20)	4,884	1,552
Deferred income tax, net (note 16) (Current Liabilities)	376	151
	510,603	479,141
Long-term debt - non-current (note 12)	260,537	257,747
Contingent acquisition consideration (note 20)	27,382	27,567
Deferred rent	21,241	17,244
Other liabilities	8,986	3,223
Deferred income tax, net (note 16) (Non-current Liabilities)	18,714	18,414
	336,860	324,195
Redeemable non-controlling interests (note 13)	134,803	139,592
Shareholders' equity
Common shares (note 14)	399,774	396,066
Contributed surplus	51,540	47,603
Deficit	(174,311)	(238,411)
Accumulated other comprehensive loss	(71,273)	(63,569)
Total Company shareholders' equity	205,730	141,689
Non-controlling interests	6,783	7,804
Total shareholders' equity	212,513	149,493
	$ 1,194,779	$ 1,092,421